Expense Example - American Funds Strategic Bond Fund	Feb. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 443
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,201
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	419
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,190
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,261
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,494
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,099
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,052
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393